Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets measured at fair value:
Investments in securities, Carrying value		$ 0		$ 91
Investments in securities, Fair value		0		91
Liabilities associated with investments in securities
Contingent consideration, Carrying value	$ 2,475	2,262		0
Contingent consideration, Fair Value	2,475	2,262		0
Deferred compensation plan liability	19,740	19,259		9,078
Deferred compensation plan, Fair value	19,740	19,259		9,078
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	34,910	36,480	$ 40,094	84,091	$ 50,272	$ 29,597
Cash and cash equivalents, Fair value	34,910	36,480		84,091
Restricted cash, Carrying value	15,045	9,076	$ 13,178	9,752	$ 5,684	$ 3,337
Restricted cash, Fair value	15,045	9,076		9,752
Accounts receivable, net, Carrying value	7,141	5,127		16
Receivables, Fair value	7,141	5,127		16
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses, Carrying value	18,648	20,529		11,601
Accounts payable and accrued expenses, Fair value	18,648	20,529		11,601
Due to affiliates, Carrying value	3,999	4,272
Due to affiliates, Fair value	3,999	4,272
Other liabilities, Carrying value	13,979	9,076		9,752
Other liabilities, Fair value	13,979	9,076		9,752
Notes payable, Carrying value	13,513	11,947		0
Notes payable, Fair value	$ 13,613	$ 12,040		0
Maximum [Member]
Financial liabilities not measured at fair value:
Maximum maturity period of financial assets	90 days	90 days
Ashford Trust OP [Member]
Financial assets not measured at fair value:
Due from related parties, Carrying value	$ 11,376	$ 13,346
Due from related parties, Fair Value	$ 11,376	13,346
Affiliated Entity [Member]
Financial liabilities not measured at fair value:
Due to affiliates, Carrying value		4,272		933
Due to affiliates, Fair value		4,272		933
Affiliated Entity [Member] | Ashford Trust OP [Member]
Financial assets not measured at fair value:
Due from related parties, Carrying value		13,346		12,179
Due from related parties, Fair Value		13,346		12,179
Affiliated Entity [Member] | Ashford Prime OP [Member]
Financial assets not measured at fair value:
Due from related parties, Carrying value		1,738		3,817
Due from related parties, Fair Value		1,738		3,817
Financial liabilities not measured at fair value:
Due to affiliates, Carrying value		0		2,289
Due to affiliates, Fair value		$ 0		$ 2,289